White Oak Select Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS - 95.91% Shares Fair Value
COMMUNICATIONS - 17.00%
Internet Media & Services - 17.00%
Alphabet, Inc. - Class A 95,702 $ 18,365,214
Alphabet, Inc. - Class C 122,396 23,605,293
Meta Platforms, Inc. - Class A 39,980 30,922,131
72,892,638
CONSUMER DISCRETIONARY - 14.02%
E-Commerce Discretionary - 9.33%
Amazon.com, Inc.
(a)
170,913 40,012,443
Retail - Discretionary - 4.69%
Lowe's Companies, Inc. 90,000 20,121,300
FINANCIALS - 19.39%
Asset Management - 7.16%
Charles Schwab Corp. (The) 314,100 30,696,993
Banking - 7.39%
JPMorgan Chase & Co. 106,957 31,684,942
Institutional Financial Services - 1.18%
State Street Corp. 45,300 5,062,275
Insurance - 3.66%
Chubb Ltd. 58,937 15,679,599
HEALTH CARE - 18.12%
Biotech & Pharma - 8.70%
Amgen, Inc. 82,460 24,333,946
Novartis AG - ADR
(a)(b)
114,060 12,973,184
37,307,130
Health Care Facilities & Services - 4.95%
Cigna Corp. 32,952 8,810,706
Labcorp Holdings, Inc. 47,770 12,424,021
21,234,727
Medical Equipment & Devices - 4.47%
Alcon, Inc.
(a)(b)
138,000 12,081,900
Zimmer Biomet Holdings, Inc.
(b)
77,390 7,092,794
19,174,694
TECHNOLOGY - 27.38%
Semiconductors - 15.70%
Broadcom, Inc. 40,000 11,748,000
KLA Corp. 26,628 23,406,811
NXP Semiconductors NV 66,513 14,218,484
QUALCOMM, Inc. 122,300 17,948,748
67,322,043
Software - 2.55%
Microsoft Corp. 20,500 10,936,750
Technology Hardware - 5.24%
Cisco Systems, Inc. 330,000 22,466,400

White Oak Select Growth Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
COMMON STOCKS - 95.91% (Continued) Shares Fair Value
TECHNOLOGY - 27.38% (Continued)
Technology Services - 3.89%
Cognizant Technology Solutions Corp. - Class A 100,000 $ 7,176,000
Visa, Inc. - Class A 27,475 9,491,788
16,667,788
TOTAL COMMON STOCKS  (Cost $158,341,129) 411,259,722
SHORT-TERM INVESTMENTS - 10.96%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 4.07%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 7/31/2025 and
maturing 8/1/2025, collateralized by U . S . Treasury Securities with rates ranging from 3.50% to 4.50% and maturity dates
ranging from 5/15/2027 to 1/31/2032 with a par value of
$17,536,612 and a collateral value of $17,791, 900 17,443,009 17,443,009
COLLATERAL FOR SECURITIES LOANED - 6.89%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%
(c)
29,551,549 29,551,549
TOTAL SHORT-TERM INVESTMENTS (Cost $46,994,558) 46,994,558
TOTAL INVESTMENTS - 106.87% (Cost $205,335,687) 458,254,280
Liabilities in Excess of Other Assets - (6.87)% (29,446,107)
NET ASSETS - 100.00% $ 428,808,173
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $28,369,735.
(c) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt

Pin Oak Equity Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS - 99.32% Shares Fair Value
COMMUNICATIONS - 15.04%
Internet Media & Services - 15.04%
Alphabet, Inc. - Class A 27,500 $ 5,277,250
Alphabet, Inc. - Class C 41,243 7,954,125
Meta Platforms, Inc. - Class A 10,359 8,012,065
21,243,440
CONSUMER DISCRETIONARY - 13.44%
E-Commerce Discretionary - 11.63%
Amazon.com, Inc.
(a)
46,556 10,899,225
eBay, Inc. 60,216 5,524,818
16,424,043
Leisure Facilities & Services - 1.81%
Flutter Entertainment PLC
(a)
8,480 2,563,165
ENERGY - 1.12%
Oil & Gas Producers - 1.12%
Coterra Energy, Inc. 65,000 1,585,350
FINANCIALS - 17.97%
Asset Management - 6.40%
Charles Schwab Corp. (The) 92,500 9,040,025
Institutional Financial Services - 7.47%
Bank of New York Mellon Corp. (The) 86,745 8,800,280
Northern Trust Corp. 13,455 1,749,150
10,549,430
Insurance - 4.10%
Assurant, Inc. 30,900 5,787,570
HEALTH CARE - 16.74%
Biotech & Pharma - 9.19%
Amgen, Inc. 18,500 5,459,350
Gilead Sciences, Inc. 48,145 5,406,202
Regeneron Pharmaceuticals, Inc.
(a)
3,881 2,116,930
12,982,482
Health Care Facilities & Services - 7.55%
McKesson Corp. 11,884 8,242,030
Quest Diagnostics, Inc. 14,417 2,413,550
10,655,580
INDUSTRIALS - 7.12%
Electrical Equipment - 4.96%
Amphenol Corp. - Class A 65,720 6,999,837
Industrial Support Services - 1.12%
Applied Industrial Technologies, Inc. 5,815 1,578,773
Machinery - 1.04%
ESAB Corp.
(b)
10,997 1,475,467
TECHNOLOGY - 27.89%
Semiconductors - 6.28%
Cirrus Logic, Inc.
(a)
11,836 1,192,003

Pin Oak Equity Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
COMMON STOCKS - 99.32% (Continued) Shares Fair Value
TECHNOLOGY - 27.89% (Continued)
Semiconductors - 6.28% (Continued)
KLA Corp. 8,729 $ 7,673,053
8,865,056
Software - 7.82%
Akamai Technologies, Inc.
(a)
27,507 2,099,059
Microsoft Corp. 10,953 5,843,426
Zscaler, Inc.
(a)
10,872 3,104,608
11,047,093
Technology Services - 13.79%
Amdocs Ltd. 66,587 5,683,867
Paychex, Inc. 34,649 5,000,890
Visa, Inc. - Class A 25,443 8,789,793
19,474,550
TOTAL COMMON STOCKS  (Cost $54,917,255) 140,271,861
SHORT-TERM INVESTMENTS - 1.12%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.69%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 7/31/2025 and
maturing 8/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.50% and maturity dates
ranging from 5/15/2027 to 1/31/2032 with a par value of
$979,446 and a collateral value of $993,704 974,218 974,218
COLLATERAL FOR SECURITIES LOANED - 0.43%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%
(c)
604,027 604,027
TOTAL SHORT-TERM INVESTMENTS (Cost $1,578,245) 1,578,245
TOTAL INVESTMENTS - 100.44% (Cost $56,495,500) 141,850,106
Liabilities in Excess of Other Assets - (0.44)% (622,923)
NET ASSETS - 100.00% $ 141,227,183
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $599,203.
(c) Rate disclosed is the seven day effective yield as of July 31, 2025.

Rock Oak Core Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS - 98.41% Shares Fair Value
CONSUMER DISCRETIONARY - 2.58%
Wholesale - Discretionary - 2.58%
Pool Corp.
(a)
1,030 $ 317,384
ENERGY - 3.02%
Oil & Gas Producers - 3.02%
Murphy USA, Inc. 1,024 371,180
FINANCIALS - 14.38%
Institutional Financial Services - 5.52%
Northern Trust Corp. 2,476 321,880
Virtu Financial, Inc. - Class A 8,100 357,534
679,414
Insurance - 8.86%
Assurant, Inc. 1,830 342,759
Hartford Financial Services Group, Inc. (The) 6,000 746,340
1,089,099
HEALTH CARE - 20.30%
Biotech & Pharma - 9.88%
Exelixis, Inc.
(b)
15,176 549,675
Jazz Pharmaceuticals PLC
(b)
4,005 459,093
Viatris, Inc. 23,547 205,801
1,214,569
Health Care Facilities & Services - 10.42%
Cardinal Health, Inc. 5,000 776,100
Quest Diagnostics, Inc. 3,015 504,741
1,280,841
INDUSTRIALS - 31.03%
Aerospace & Defense - 4.15%
TransDigm Group, Inc. 317 509,882
Commercial Support Services - 4.36%
Republic Services, Inc. 2,323 535,800
Electrical Equipment - 3.71%
BWX Technologies, Inc.
(a)
3,000 455,790
Industrial Support Services - 4.27%
Applied Industrial Technologies, Inc. 1,936 525,624
Machinery - 14.54%
Curtiss-Wright Corp. 1,434 702,975
ESAB Corp.
(a)
3,618 485,427
Nordson Corp. 1,839 393,932
Symbotic, Inc.
(a)(b)
3,808 205,442
1,787,776
MATERIALS - 7.95%
Chemicals - 3.90%
CF Industries Holdings, Inc. 5,159 478,910
Construction Materials - 4.05%
Carlisle Companies, Inc.
(a)
1,405 498,367

Rock Oak Core Growth Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
COMMON STOCKS - 98.41% (Continued) Shares Fair Value
TECHNOLOGY - 19.15%
Software - 5.02%
Veeva Systems, Inc. - Class A
(b)
900 $ 255,780
Zscaler, Inc.
(b)
1,264 360,948
616,728
Technology Hardware - 9.30%
F5, Inc.
(b)
2,070 648,779
NetApp, Inc. 4,748 494,409
1,143,188
Technology Services - 4.83%
Amdocs Ltd. 3,602 307,467
Cognizant Technology Solutions Corp. - Class A 4,000 287,040
594,507
TOTAL COMMON STOCKS  (Cost $6,827,850) 12,099,059
SHORT-TERM INVESTMENTS - 18.38%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 1.65%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 7/31/2025 and
maturing 8/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.50% and maturity dates
ranging from 5/15/2027 to 1/31/2032 with a par value of
$204,574 and a collateral value of $207,553 203,483 203,483
COLLATERAL FOR SECURITIES LOANED - 16.73%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%
(c)
2,056,653 2,056,653
TOTAL SHORT-TERM INVESTMENTS (Cost $2,260,136) 2,260,136
TOTAL INVESTMENTS - 116.79% (Cost $9,087,986) 14,359,195
Liabilities in Excess of Other Assets - (16.79)% (2,063,860)
NET ASSETS - 100.00% $ 12,295,335
(a) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $1,942,074.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of July 31, 2025.

River Oak Discovery Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS - 95.03% Shares Fair Value
CONSUMER DISCRETIONARY - 3.74%
Retail - Discretionary - 3.74%
Asbury Automotive Group, Inc.
(a)
3,380 $ 750,766
CONSUMER STAPLES - 1.19%
Household Products - 1.19%
Energizer Holdings, Inc. 10,603 238,780
FINANCIALS - 17.03%
Asset Management - 7.87%
AllianceBernstein Holding LP 21,518 877,719
Artisan Partners Asset Management, Inc. - Class A
(b)
15,502 701,466
1,579,185
Banking - 2.88%
Axos Financial, Inc.
(a)
6,692 577,854
Insurance - 6.28%
CNO Financial Group, Inc.
(a)
19,434 715,948
Selective Insurance Group, Inc. 7,000 545,790
1,261,738
HEALTH CARE - 8.77%
Biotech & Pharma - 4.99%
Prestige Consumer Healthcare, Inc.
(a)
13,557 1,002,540
Health Care Facilities & Services - 3.78%
Ensign Group, Inc. (The) 5,057 758,550
INDUSTRIALS - 34.50%
Commercial Support Services - 14.80%
Barrett Business Services, Inc. 30,847 1,418,037
Korn Ferry 11,359 805,012
V2X, Inc.
(a)
15,768 747,088
2,970,137
Electrical Equipment - 6.05%
Advanced Energy Industries, Inc. 8,735 1,213,466
Industrial Support Services - 4.77%
Applied Industrial Technologies, Inc. 3,530 958,395
Machinery - 8.88%
ESAB Corp.
(b)
5,971 801,129
Kadant, Inc.
(b)
2,948 981,006
1,782,135
TECHNOLOGY - 29.80%
Semiconductors - 24.25%
Ambarella, Inc.
(a)
7,473 493,890
Cirrus Logic, Inc.
(a)
9,439 950,602
Cohu, Inc.
(a)
33,811 603,864
Diodes, Inc.
(a)
6,980 344,603
Kulicke & Soffa Industries, Inc. 22,922 750,925
Silicon Motion Technology Corp. - ADR 11,192 856,636
Tower Semiconductor Ltd.
(a)
18,941 866,551
4,867,071

River Oak Discovery Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
COMMON STOCKS - 95.03% (Continued) Shares Fair Value
TECHNOLOGY - 29.80% (Continued)
Software - 5.55%
Clear Secure, Inc. - Class A
(b)
20,198 $ 594,023
Intapp, Inc.
(a)
8,873 355,364
Verint Systems, Inc.
(a)
7,788 165,728
1,115,115
TOTAL COMMON STOCKS  (Cost $12,057,415) 19,075,732
SHORT-TERM INVESTMENTS - 20.94%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 5.10%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 7/31/2025 and
maturing 8/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.50% and maturity dates
ranging from 5/15/2027 to 1/31/2032 with a par value of
$1,028,905 and a collateral value of $1,043,883 1,023,413 1,023,413
COLLATERAL FOR SECURITIES LOANED - 15.84%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%
(c)
3,179,408 3,179,408
TOTAL SHORT-TERM INVESTMENTS (Cost $4,202,821) 4,202,821
TOTAL INVESTMENTS - 115.97% (Cost $16,260,236) 23,278,553
Liabilities in Excess of Other Assets - (15.97)% (3,206,265)
NET ASSETS - 100.00% $ 20,072,288
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $3,046,591.
(c) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt

Red Oak Technology Select Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS - 99.06% Shares Fair Value
COMMUNICATIONS - 12.70%
Internet Media & Services - 12.70%
Alphabet, Inc. - Class A 50,000 $ 9,595,000
Alphabet, Inc. - Class C 248,720 47,968,139
Meta Platforms, Inc. - Class A 44,425 34,360,072
91,923,211
CONSUMER DISCRETIONARY - 11.66%
E-Commerce Discretionary - 11.66%
Amazon.com, Inc.
(a)
263,000 61,570,930
eBay, Inc. 249,030 22,848,503
84,419,433
INDUSTRIALS - 3.90%
Aerospace & Defense - 1.84%
Lockheed Martin Corp. - Class B 31,728 13,356,853
Electrical Equipment - 2.06%
Amphenol Corp. - Class A 140,000 14,911,400
TECHNOLOGY - 70.80%
Semiconductors - 25.75%
Advanced Micro Devices, Inc.
(a)
90,000 15,867,900
Broadcom, Inc. 177,840 52,231,608
KLA Corp. 42,325 37,204,945
NVIDIA Corp. 288,000 51,226,560
NXP Semiconductors NV 113,550 24,273,583
QUALCOMM, Inc. 38,200 5,606,232
186,410,828
Software - 25.71%
Adobe Systems, Inc.
(a)
38,735 13,855,122
Akamai Technologies, Inc.
(a)
101,780 7,766,832
Check Point Software Technologies Ltd.
(a)
33,700 6,274,940
Microsoft Corp. 99,403 53,031,500
Oracle Corp. 262,554 66,628,329
Synopsys, Inc.
(a)
60,970 38,622,666
186,179,389
Technology Hardware - 10.49%
Apple, Inc. 106,078 22,018,611
Cisco Systems, Inc. 500,000 34,040,000
NetApp, Inc. 191,334 19,923,609
75,982,220
Technology Services - 8.85%
Accenture PLC - Class A 50,118 13,386,518
Global Payments, Inc. 78,157 6,248,652
MasterCard, Inc. - Class A 29,642 16,791,304
Visa, Inc. - Class A 80,000 27,637,600
64,064,074
TOTAL COMMON STOCKS  (Cost $173,426,099) 717,247,408

Red Oak Technology Select Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
SHORT-TERM INVESTMENTS - 1.03%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 1.03%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 7/31/2025 and
maturing 8/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.50% and maturity dates
ranging from 5/15/2027 to 1/31/2032 with a par value of
$7,486,063 and a collateral value of $7,595,041 7,446,106 $ 7,446,106
TOTAL SHORT-TERM INVESTMENTS (Cost $7,446,106) 7,446,106
TOTAL INVESTMENTS - 100.09% (Cost $180,872,205) 724,693,514
Liabilities in Excess of Other Assets - (0.09)% (649,616)
NET ASSETS - 100.00% $ 724,043,898
(a) Non-income producing security.

Black Oak Emerging Technology Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS - 93.80% Shares Fair Value
COMMUNICATIONS - 1.94%
Entertainment Content - 1.94%
AppLovin Corp - Class A
(a)
3,000 $ 1,172,100
CONSUMER DISCRETIONARY - 7.54%
E-Commerce Discretionary - 4.72%
MercadoLibre, Inc.
(a)(b)
1,200 2,848,668
Leisure Facilities & Services - 2.82%
Flutter Entertainment PLC
(a)
5,622 1,699,306
HEALTH CARE - 3.39%
Medical Equipment & Devices - 3.39%
Intuitive Surgical, Inc.
(a)
4,259 2,048,962
INDUSTRIALS - 8.53%
Electrical Equipment - 4.04%
Advanced Energy Industries, Inc. 17,560 2,439,435
Industrial Support Services - 4.49%
Applied Industrial Technologies, Inc. 9,964 2,705,226
TECHNOLOGY - 72.40%
Information Technology - 2.74%
Paylocity Holdings Corp.
(a)(b)
8,930 1,650,978
Semiconductors - 33.07%
Advanced Micro Devices, Inc.
(a)
12,304 2,169,318
Cirrus Logic, Inc.
(a)
21,731 2,188,529
Cohu, Inc.
(a)
59,077 1,055,115
Diodes, Inc.
(a)(b)
25,770 1,272,265
KLA Corp. 3,863 3,395,693
Kulicke & Soffa Industries, Inc. 44,645 1,462,570
Lam Research Corp. 24,638 2,336,668
NVIDIA Corp. 25,160 4,475,209
Silicon Motion Technology Corp. - ADR 20,940 1,602,748
19,958,115
Software - 23.14%
Clear Secure, Inc. - Class A
(b)
44,795 1,317,421
Crowdstrike Holdings, Inc. - Class A
(a)
5,576 2,534,682
Fortinet, Inc.
(a)
25,980 2,595,402
Palantir Technologies, Inc. - Class A
(a)
7,010 1,110,034
Palo Alto Networks, Inc.
(a)(b)
4,419 767,139
Salesforce, Inc. 7,994 2,065,090
Veeva Systems, Inc. - Class A
(a)
6,396 1,817,743
Zscaler, Inc.
(a)
6,152 1,756,765
13,964,276
Technology Hardware - 5.79%
F5, Inc.
(a)
11,141 3,491,812
Technology Services - 7.66%
Amdocs Ltd. 20,298 1,732,637
CSG Systems International, Inc. 10,000 624,600

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
COMMON STOCKS - 93.80% (Continued) Shares Fair Value
TECHNOLOGY - 72.40% (Continued)
Technology Services - 7.66% (Continued)
Jack Henry & Associates, Inc. 6,981 $ 1,185,479
PayPal Holdings, Inc.
(a)
15,720 1,080,907
4,623,623
TOTAL COMMON STOCKS  (Cost $26,145,556) 56,602,501
SHORT-TERM INVESTMENTS - 15.42%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 6.28%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 7/31/2025 and
maturing 8/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.50% and maturity dates
ranging from 5/15/2027 to 1/31/2032 with a par value of
$3,808,946 and a collateral value of $3,864,395 3,788,616 3,788,616
COLLATERAL FOR SECURITIES LOANED - 9.14%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%
(c)
5,515,396 5,515,396
TOTAL SHORT-TERM INVESTMENTS (Cost $9,304,012) 9,304,012
TOTAL INVESTMENTS - 109.22% (Cost $35,449,568) 65,906,513
Liabilities in Excess of Other Assets - (9.22)% (5,564,659)
NET ASSETS - 100.00% $ 60,341,854
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $5,274,758 .
(c) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt

Live Oak Health Sciences Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS - 94.25% Shares Fair Value
HEALTH CARE - 94.25%
Biotech - 26.99%
Amgen, Inc. 8,889 $ 2,623,144
Exelixis, Inc.
(a)
59,000 2,136,980
Gilead Sciences, Inc. 13,718 1,540,394
Incyte Corp.
(a)
15,890 1,190,002
Regeneron Pharmaceuticals, Inc.
(a)
3,190 1,740,017
United Therapeutics Corp.
(a)
5,965 1,638,585
Vertex Pharmaceuticals, Inc.
(a)
3,925 1,793,215
12,662,337
Health Care Facilities - 6.54%
DaVita, Inc.
(a)(b)
6,520 915,212
Ensign Group, Inc. (The) 8,037 1,205,550
National Healthcare Corp. 9,847 945,607
3,066,369
Health Care Services - 6.97%
Labcorp Holdings, Inc. 6,529 1,698,062
Medpace Holdings, Inc.
(a)
3,681 1,572,523
3,270,585
Health Care Supply Chain - 21.05%
Cardinal Health, Inc. 15,989 2,481,813
Cencora, Inc. 8,760 2,506,061
Cigna Corp. 6,199 1,657,489
McKesson Corp. 4,663 3,233,977
9,879,340
Large Pharmaceuticals - 9.46%
Johnson & Johnson 8,463 1,394,195
Merck & Co., Inc. 13,962 1,090,711
Novartis AG - ADR
(a)(b)
17,194 1,955,646
4,440,552
Life Science & Diagnostics - 6.21%
Revvity, Inc. 14,979 1,316,654
Thermo Fisher Scientific, Inc. 3,410 1,594,789
2,911,443
Managed Care - 2.37%
Elevance Health, Inc. 3,925 1,111,089
Medical Devices - 7.34%
Inspire Medical Systems, Inc.
(a)
7,491 932,929
Medtronic PLC 12,661 1,142,529
Stryker Corp. 3,479 1,366,308
3,441,766
Medical Equipment - 3.69%
Intuitive Surgical, Inc.
(a)
3,603 1,733,367
Specialty & Generic Pharmaceuticals - 3.63%
Jazz Pharmaceuticals PLC
(a)
14,849 1,702,141
TOTAL COMMON STOCKS  (Cost $26,564,013) 44,218,989

Live Oak Health Sciences Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
Shares or
Principal ($) Fair Value
SHORT-TERM INVESTMENTS - 12.12%
REPURCHASE AGREEMENTS - 5.77%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 7/31/2025 and
maturing 8/1/2025, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.50% and maturity dates
ranging from 5/15/2027 to 1/31/2032 with a par value of
$2,720,654 and a collateral value of $2,760,259 2,706,132 $ 2,706,132
COLLATERAL FOR SECURITIES LOANED - 6.35%
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%
(c)
2,977,583 2,977,583
TOTAL SHORT-TERM INVESTMENTS (Cost $5,683,715) 5,683,715
TOTAL INVESTMENTS - 106.37% (Cost $32,247,728) 49,902,704
Liabilities in Excess of Other Assets - (6.37)% (2,986,625)
NET ASSETS - 100.00% $ 46,916,079
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $2,842,030.
(c) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt